Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities [Abstract]
Development cost liability	$ 359	$ 6,750	$ 1,191
Payroll accruals	290	1,088	316
Accrued Board member fees	68	54	119
Accrued audit and legal	298	316	84
Accrued liability on Series A Preferred Stock	134
Other	193	382	130
Total	$ 1,342	$ 8,590	$ 1,840